Penn Capital Short Duration High Income Fund
Schedule of Investments	March 31, 2021 (Unaudited)

Convertible Bonds: 0.5%	Principal	Value
Cable & Satellite TV: 0.5%
DISH Network Corp., 2.375%, 3/15/24	$235,000	$225,894
Total Convertible Bonds (cost $224,331)		225,894

Corporate Bonds: 88.7%
Advertising: 0.8%
MDC Partners, Inc., 7.500%, 5/1/24 (a)	120,000	121,800
TripAdvisor, Inc., 7.000%, 7/15/25 (a)	210,000	227,115
		348,915
Aerospace/Defense: 0.3%
Howmet Aerospace, Inc., 6.875%, 5/1/25	95,000	110,081
Air Transportation: 1.8%
Allegiant Travel Co., 8.500%, 2/5/24 (a)	215,000	232,200
Delta Air Lines, Inc., 7.000%, 5/1/25 (a)	203,000	233,847
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/26 (a)	130,000	138,138
Spirit Loyalty Cayman Ltd., 8.000%, 9/20/25 (a)	155,000	175,150
		779,335
Auto Parts & Equipment: 0.9%
The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	180,000	180,621
The Goodyear Tire & Rubber Co., 9.500%, 5/31/25	195,000	218,751
		399,372
Automakers: 5.0%
Ford Motor Co., 8.500%, 4/21/23	245,000	273,175
Ford Motor Credit Co. LLC, 3.087%, 1/9/23	1,270,000	1,290,612
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	202,690
Ford Motor Credit Co. LLC, 1.048% (3 Month US LIBOR + 0.810%), 4/5/21	200,000	200,000
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/23 (a)	150,000	150,017
		2,116,494
Building & Construction: 2.0%
KB Home, 7.500%, 9/15/22	485,000	523,194
KB Home, 7.000%, 12/15/21	170,000	174,037
Meritage Homes Corp., 7.000%, 4/1/22	150,000	156,750
		853,981
Building Materials: 0.4%
WESCO Distribution, Inc., 7.125%, 6/15/25 (a)	160,000	174,960
Cable & Satellite TV: 4.2%
CCO Holdings LLC, 5.750%, 2/15/26 (a)	188,000	193,969
CSC Holdings LLC, 5.250%, 6/1/24	193,000	208,199
DISH DBS Corp., 6.750%, 6/1/21	280,000	282,240
DISH DBS Corp., 5.875%, 7/15/22	625,000	652,812
Videotron Ltd., 5.000%, 7/15/22	426,000	443,040
		1,780,260
Chemicals: 0.3%
Methanex Corp., 4.250%, 12/1/24	115,000	119,600
Consumer/Commercial/Lease Financing: 5.0%
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/25 (a)	240,000	250,800
Navient Corp., 7.250%, 9/25/23	205,000	221,878
Navient Corp., 7.250%, 1/25/22	662,000	685,997
OneMain Finance Corp., 5.625%, 3/15/23	266,000	281,628
OneMain Finance Corp., 6.125%, 3/15/24	535,000	577,800
SLM Corp., 5.125%, 4/5/22	85,000	86,913
		2,105,016
Department Stores: 1.1%
Macy's Retail Holdings, Inc., 8.375%, 6/15/25 (a)	190,000	210,096
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	258,000	259,890
		469,986
Electric - Generation: 0.8%
NRG Energy, Inc., 7.250%, 5/15/26	205,000	213,200
TerraForm Power Operating LLC, 4.250%, 1/31/23 (a)	110,000	113,575
		326,775
Energy - Exploration & Production: 3.4%
Antero Resources Corp., 5.625%, 6/1/23	110,000	110,372
Continental Resources, Inc., 4.500%, 4/15/23	133,000	137,748
EQT Corp., 3.000%, 10/1/22	210,000	213,470
Newfield Exploration Co., 5.750%, 1/30/22	214,000	221,013
Occidental Petroleum Corp., 6.950%, 7/1/24	283,000	310,533
Ovintiv Exploration, Inc., 5.625%, 7/1/24	100,000	109,933
Range Resources Corp., 5.000%, 3/15/23	116,000	117,885
Southwestern Energy Co., 4.100%, 3/15/22	225,000	225,000
		1,445,954
Food - Wholesale: 1.1%
HLF Financing Sarl LLC, 7.875%, 9/1/25 (a)	266,000	289,275
KeHE Distributors LLC, 8.625%, 10/15/26 (a)	148,000	164,650
		453,925
Forestry/Paper: 0.7%
Norbord, Inc., 6.250%, 4/15/23 (a)	280,000	303,450
Gaming: 3.6%
MGM Resorts International, 7.750%, 3/15/22	1,210,000	1,274,614
Wynn Las Vegas LLC, 4.250%, 5/30/23 (a)	230,000	235,464
		1,510,078
Gas Distribution: 3.3%
AmeriGas Partners LP, 5.625%, 5/20/24	210,000	233,205
Crestwood Midstream Partners LP, 6.250%, 4/1/23	210,000	210,042
DCP Midstream Operating LP, 4.950%, 4/1/22	350,000	358,062
EQM Midstream Partners LP, 4.750%, 7/15/23	147,000	152,513
New Fortress Energy, Inc., 6.750%, 9/15/25 (a)	220,000	226,028
Western Midstream Operating LP, 4.000%, 7/1/22	206,000	211,155
		1,391,005
Health Facilities: 1.3%
Tenet Healthcare Corp., 4.625%, 7/15/24	110,000	112,276
Tenet Healthcare Corp., 7.500%, 4/1/25 (a)	420,000	453,461
		565,737
Health Services: 0.6%
Owens & Minor, Inc., 4.375%, 12/15/24	230,000	237,475
Hotels: 2.3%
Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	210,000	218,444
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25 (a)	255,000	270,843
Wyndham Destinations, Inc., 4.250%, 3/1/22	280,000	283,141
Wyndham Destinations, Inc., 5.650%, 4/1/24	195,000	210,836
		983,264
Investments & Miscellaneous Financial Services: 3.0%
Icahn Enterprises LP, 6.250%, 2/1/22	230,000	230,288
Icahn Enterprises LP, 6.750%, 2/1/24	92,000	93,840
Icahn Enterprises LP, 6.250%, 5/15/26	268,000	280,730
Icahn Enterprises LP, 4.750%, 9/15/24	430,000	446,527
Oppenheimer Holdings, Inc., 5.500%, 10/1/25	220,000	227,359
		1,278,744
Machinery: 0.3%
Hillenbrand, Inc., 5.750%, 6/15/25	100,000	106,750
Managed Care: 0.4%
Molina Healthcare, Inc., 5.375%, 11/15/22	170,000	178,252
Media Content: 1.1%
AMC Networks, Inc., 5.000%, 4/1/24	173,000	175,162
Netflix, Inc., 5.875%, 2/15/25	264,000	302,610
		477,772
Metals/Mining Excluding Steel: 1.3%
Allegheny Technologies, Inc., 7.875%, 8/15/23	295,000	319,986
Kaiser Aluminum Corp., 6.500%, 5/1/25 (a)	200,000	211,940
		531,926
Monoline Insurance: 2.2%
MGIC Investment Corp., 5.750%, 8/15/23	200,000	215,000
NMI Holdings, Inc., 7.375%, 6/1/25 (a)	205,000	236,523
Radian Group, Inc., 4.500%, 10/1/24	440,000	457,732
		909,255
Multi-Line Insurance: 0.5%
Genworth Mortgage Holdings, Inc., 6.500%, 8/15/25 (a)	210,000	226,931
Packaging: 1.2%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	90,000	108,338
OI European Group BV, 4.000%, 3/15/23 (a)	210,000	215,250
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (a)	165,000	176,756
		500,344
Personal & Household Products: 2.1%
Avon Products, Inc., 7.000%, 3/15/23	205,000	218,325
CD&R Smokey Buyer, Inc., 6.750%, 7/15/25 (a)	160,000	171,600
Mattel, Inc., 3.150%, 3/15/23	242,000	244,420
Newell Brands, Inc., 3.850%, 4/1/23	108,000	113,940
Turning Point Brands, Inc., 5.625%, 2/15/26 (a)	124,000	128,650
		876,935
Pharmaceuticals: 1.7%
Bausch Health Cos, Inc., 9.000%, 12/15/25 (a)	210,000	228,159
Elanco Animal Health, Inc., 5.272%, 8/28/23	100,000	107,625
Teva Pharmaceutical Finance Co BV, 2.950%, 12/18/22	145,000	145,362
Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/23	230,000	228,977
		710,123
Printing & Publishing: 0.5%
Meredith Corp., 6.500%, 7/1/25 (a)	205,000	219,940
Real Estate Development & Management: 2.7%
Hunt Cos, Inc., 6.250%, 2/15/26 (a)	180,000	185,670
Kennedy-Wilson, Inc., 5.875%, 4/1/24	393,000	396,848
Newmark Group, Inc., 6.125%, 11/15/23	310,000	340,280
Realogy Group LLC, 7.625%, 6/15/25 (a)	210,000	229,278
		1,152,076
Real Estate Investment Trusts (REITs): 4.4%
EPR Properties, 5.250%, 7/15/23	415,000	436,308
HAT Holdings I LLC, 6.000%, 4/15/25 (a)	210,000	221,550
iStar, Inc., 4.750%, 10/1/24	220,000	228,889
Service Properties Trust, 5.000%, 8/15/22	175,000	177,613
Service Properties Trust, 4.500%, 6/15/23	465,000	472,375
Service Properties Trust, 7.500%, 9/15/25	105,000	119,324
Starwood Property Trust, Inc., 5.000%, 12/15/21	103,000	104,416
Starwood Property Trust, Inc., 5.500%, 11/1/23 (a)	100,000	104,500
		1,864,975
Recreation & Travel: 5.7%
Carnival Corp., 11.500%, 4/1/23 (a)	1,395,000	1,599,019
Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	120,000	123,558
Royal Caribbean Cruises Ltd., 10.875%, 6/1/23 (a)	600,000	690,180
		2,412,757
Restaurants: 1.1%
Brinker International, Inc., 3.875%, 5/15/23	220,000	223,300
Yum! Brands, Inc., 7.750%, 4/1/25 (a)	200,000	218,750
		442,050
Specialty Retail: 6.4%
Caleres, Inc., 6.250%, 8/15/23	205,000	206,025
Foot Locker, Inc., 8.500%, 1/15/22	645,000	678,056
Hanesbrands, Inc., 4.625%, 5/15/24 (a)	215,000	228,094
L Brands, Inc., 6.875%, 7/1/25 (a)	120,000	133,344
L Brands, Inc., 9.375%, 7/1/25 (a)	185,000	230,325
Michael Kors USA, Inc., 4.500%, 11/1/24 (a)	200,000	209,144
QVC, Inc., 4.850%, 4/1/24	115,000	123,400
The Gap, Inc., 8.375%, 5/15/23 (a)	510,000	582,512
WW International, Inc., 8.625%, 12/1/25 (a)	285,000	296,528
		2,687,428
Steel Producers/Products: 0.5%
Commercial Metals Co., 4.875%, 5/15/23	201,000	210,045
Support - Services: 1.1%
Prime Security Services Borrower LLC, 5.250%, 4/15/24 (a)	417,000	444,793
Tech Hardware & Equipment: 2.0%
CommScope, Inc., 5.500%, 3/1/24 (a)	240,000	247,500
Plantronics, Inc., 5.500%, 5/31/23 (a)	450,000	451,906
Xerox Corp., 3.800%, 5/15/24	40,000	41,600
Xerox Corp., 4.375%, 3/15/23	100,000	104,625
		845,631
Telecom - Satellite: 1.0%
Gogo Intermediate Holdings LLC, 9.875%, 5/1/24 (a)	410,000	431,525
Telecom - Wireless: 5.0%
Sprint Communications, Inc., 11.500%, 11/15/21	100,000	106,000
Sprint Corp., 7.250%, 9/15/21	515,000	527,927
Sprint Corp., 7.875%, 9/15/23	575,000	657,225
Sprint Corp., 7.125%, 6/15/24	708,000	815,085
		2,106,237
Telecom - Wireline Integrated & Services: 2.3%
CenturyLink, Inc., 7.500%, 4/1/24	200,000	224,170
Qwest Corp., 7.250%, 9/15/25	630,000	738,675
		962,845
Theaters & Entertainment: 0.4%
Cinemark USA, Inc., 8.750%, 5/1/25 (a)	160,000	175,200
Transport Infrastructure/Services: 2.9%
Great Lakes Dredge & Dock Corp., 8.000%, 5/15/22	313,000	315,739
Teekay Corp., 9.250%, 11/15/22 (a)	320,000	321,600
XPO Logistics, Inc., 6.125%, 9/1/23 (a)	215,000	218,758
XPO Logistics, Inc., 6.250%, 5/1/25 (a)	325,000	349,729
		1,205,826

Total Corporate Bonds (cost $36,638,065)		37,434,023

Bank Loans: 2.3% (b)(c)
Auto Parts & Equipment: 0.2%
Aptiv Corp., 1.375% (1 Month US LIBOR + 1.250%), 8/17/21	107,143	106,875
Cable & Satellite TV: 0.7%
WideOpenWest Finance LLC, 4.250% (1 Month US LIBOR + 3.250%), 8/18/23	321,117	319,974
Investments & Miscellaneous Financial Services: 0.3%
Russell Investments US Institutional Holdco, Inc., 3.750% (6 Month US LIBOR + 2.750%), 6/1/23	118,389	117,895
Packaging: 0.6%
Reynolds Group Holdings, Inc., 2.865%, 2/5/23
(1 Month US LIBOR + 2.750%)	153,447	152,704
(1 Month US LIBOR + 2.750%)	56,636	56,362
(1 Month US LIBOR + 2.750%)	34,576	34,409
		243,475
Specialty Retail: 0.5%
Jo-Ann Stores LLC, 6.000% (3 Month US LIBOR US + 5.000%), 10/20/23	200,000	199,108
Total Bank Loans (cost $986,688)		987,327

U.S. Government Note: 1.0%
United States Treasury Note, 1.375%, 1/31/22	400,000	404,328
Total U.S. Government Note (cost $402,520)		404,328

Mutual Fund: 2.5%	Shares
Bank Loan Related: 2.5%
Penn Capital Floating Rate Income Fund - Institutional Class (d)	107,856	1,042,963
Total Mutual Funds (cost $1,070,594)		1,042,963

Total Investments - 95.0% (cost $39,322,198)		40,094,535
Other Assets and Liabilities 5.0%		2,096,300
Net Assets: 100.0%		$42,190,835

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2021, the value of these investments was $13,550,492, or 32.1% of total net assets.

(b)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(c)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(d)	Affiliated company. See Note 7.

Country Exposure (as a percentage of total investments)
United States	87.1%
Panama	4.0%
Canada	3.1%
Liberia	2.0%
Cayman Islands	1.2%
Netherlands	1.0%
Marshall Islands	0.8%
United Kingdom	0.4%
Curacao	0.4%

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of March 31, 2021, in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Penn Capital Short Duration High Income Fund
Investments in Securities(a)
Convertible Bond	$-	$225,894	$-	$225,894

Corporate Bonds	-	37,434,023	-	37,434,023

Bank Loans	-	987,327	-	987,327

Mutual Fund	1,042,963	-	-	1,042,963

U.S. Government Note	-	404,328	-	404,328

Total Investments in Securities	$1,042,963	$39,051,572	$-	$40,094,535

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.